Employee Benefits - Summary of Amounts Recognized for Long-term Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,258,436,122
Actuarial (gains) losses recognized in income due to:
Defined benefit liabilities at end of year	1,080,542,046	$ 1,258,436,122
Other long-term benefits [member]
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	17,363,815	17,784,771
Present cost services	(18,085)
Charge to income for the year	2,885,875	3,277,847
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	(3,741,132)	878,516
Change in demographic assumptions	(751,052)	(1,015,274)
For experience during the year	(2,259,569)	(3,558,599)
Real interest, excluding earned interests	125,485
Effect of the liability ceiling	33,344
Benefits paid	(2,980)	(3,446)
Transfer to the post-employment benefit fund recognized in other comprehensive income	(410,775)
Defined benefit liabilities at end of year	$ 13,224,926	$ 17,363,815